                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

             Date of Reporting Period:  Fiscal year ended 10/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.48		$10.70	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.83		0.81	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	(0.00	) [1]	0.22	(0.40)	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	0.83		1.03	0.41	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.84)		(0.82)	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.03)		(0.43)	(0.82)	(0.07)	--
TOTAL DISTRIBUTIONS	(0.87)		(1.25)	(1.71)	(1.02)	(0.89)
Redemption Fees	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net Asset Value, End of Period	$10.44		$10.48	$10.70	$12.00	$11.64
Total Return [2]	8.12%		10.45%	3.69%	12.43%	26.19%

Ratios to Average Net Assets:
Net expenses	0.50%		0.50%	0.51%	0.50%	0.46%
Net investment income	7.80%		7.72%	7.50%	7.79%	8.20%
Expense waiver/reimbursement [3]	0.69%		1.21%	1.03%	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,034		$39,358	$19,547	$36,763	$48,437
Portfolio turnover	44%		54%	35%	56%	22%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2007	Ending Account Value 10/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,008.10	$2.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.68	$2.55

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The total return of the Fund's Institutional Shares, 1 based on net asset value, for the 12-month reporting period was 8.12%. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI), 2 a broad-based securities market index, was 6.88% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBHY2%ICI.

HIGH-YIELD MARKET OVERVIEW

The high-yield market experienced two very different environments during the fund's fiscal year ended October 31, 2007. The first part of the fiscal year, from November 1, 2006 until May 31, 2007, was characterized by strong financial results from high-yield issuers, strong demand for high-yield securities, an almost insatiable demand for yield from fixed-income investors and tightening credit spreads. For example, the spread between the Credit Suisse High Yield Index 3 and comparable U.S. Treasurys decreased from 3.57% on October 31, 2006 to 2.71% on May 31, 2007.

However, problems in the housing industry that are still evolving and related credit problems in the subprime mortgage market (and broader asset-backed securities market) resulted in a global reassessment of risk in the second half of the fund's fiscal year. While the high-yield market has little direct exposure to the mortgage market, this global reassessment of risk pushed yield spreads for high-yield bonds substantially wider ending the fiscal year at 4.38%. Interestingly, during this risk reassessment driven yield spread widening, the U.S. economy continued to expand, high-yield issuers financial performance was mostly good and default rates remained well below historical averages.

1 The fund's shares were redesignated as Institutional Shares effective December 31, 2007.

2 The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index (LCHYI). The LCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cashflows.

3 Credit Suisse High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the fund, is not affected by cashflows.

Within the high-yield market during the reporting period, major industry sectors that substantially outperformed the overall LBHY2%ICI included the Chemical, Metal and Mining, Automotive, Health Care, Media-Cable and Wireless Telecommunication industries. The Financial, Building Material, Gaming, Home Construction and Restaurant industries underperformed the overall LBHY2%ICI.

The lower quality CCC-rated and B-rated sectors of the market actually outperformed the higher quality BB-rated sector despite the overall spread widening which typically favors the higher-quality sector. Larger concentrations of financial and home construction issuers in the BB-rated quality sector negatively impacted returns.

FUND PERFORMANCE

The fund outperformed the LBHY2%ICI for the reporting period. 4 Compared to the LBHY2%ICI, overall security selection positively impacted performance. This was especially true in the Automotive, Chemical, Gaming, Media-Non Cable, Paper, Retail and Technology sectors. The fund also benefited by having no exposure to the poor performing Home Construction sector. Specific fund holdings that significantly outperformed the LBHY2%ICI included: Compucom Systems, General Nutrition Centers preferred stock, Magnachip Semiconductor, Stanadyne Holdings and NBC Acquisition.

The fund's performance was negatively impacted by an underweight in the strong performing Metals and Mining industry sector and poor security selection in the Wireless Telecommunication, Electric Utility and Food & Beverage sectors. Specific fund holdings that substantially underperformed the overall market included: Claire's Stores, True Temper Sports, Pierre Foods, Herbst Gaming and TXU Corp.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in the Federated Institutional High Yield Bond Fund (the "Fund") from November 1, 2002 (start of performance) to October 31, 2007 compared to the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 2 and the Lipper High Current Yield Funds Average (LHCYFA). 2

Average Annual Total Returns [3] for the Period Ended 10/31/2007
1 Year	8.12%
Start of Performance (11/1/2002)	11.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum redemption charge of 2.00%, as applicable.

1 Represents a hypothetical investment of $250,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBHY2%ICI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index or an average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At October 31, 2007, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Media--Non-Cable	9.7%
Health Care	8.4%
Food & Beverages	6.3%
Industrial--Other	6.2%
Gaming	5.6%
Utility--Electric	5.2%
Technology	5.1%
Utility--Natural Gas	4.7%
Chemicals	4.4%
Consumer Products	4.4%
Energy	4.2%
Retailers	3.6%
Automotive	3.5%
Other [3]	23.2%
Cash Equivalents [4]	5.5%
Other Assets and Liabilities--Net [5,6]	0.0%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.0% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Represents less than 0.1%.

Portfolio of Investments

October 31, 2007

Principal Amount			Value
		CORPORATE BONDS--66.4%
		Aerospace/Defense--1.9%
$75,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$75,000
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	74,625
125,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	126,250
75,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	76,500
100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	99,500
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	171,500
150,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	153,375
100,000		US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	95,750
75,000		US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	70,500
		TOTAL	943,000
		Automotive--2.5%
75,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	67,125
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	119,250
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.9925%, 1/13/2012	162,153
50,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	46,550
75,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	74,955
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	185,564
225,000		General Motors Corp., Deb., 7.40%, 9/1/2025	187,875
200,000		General Motors Corp., Note, 8.375%, 7/15/2033	183,000
50,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	51,250
150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	153,750
		TOTAL	1,231,472
		Building Materials--0.7%
100,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	105,000
75,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	67,125
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	44,500
75,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	71,625
50,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	50,250
		TOTAL	338,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--2.9%
$125,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$120,000
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	75,937
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	165,375
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	106,000
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	62,687
29,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	30,087
100,000		Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009	104,500
125,000		Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016	143,437
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	53,125
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	54,125
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	51,125
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	158,625
125,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	112,500
125,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	125,625
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	76,550
		TOTAL	1,439,698
		Consumer Products--3.1%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	89,000
59,428		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 14.75%, 10/1/2012	57,645
75,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	75,375
175,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	172,375
175,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	171,281
150,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	143,250
225,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	211,500
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	232,312
100,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	100,000
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	67,500
200,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	206,000
		TOTAL	1,526,238
		Energy--3.0%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	169,312
100,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	98,250
50,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	50,000
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	258,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--continued
$75,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	$77,625
50,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	50,187
75,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	73,125
75,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	75,375
50,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	49,437
100,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	104,250
75,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	71,625
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	47,250
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	71,192
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	47,750
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	125,000
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	49,000
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	51,250
		TOTAL	1,468,753
		Entertainment--0.7%
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	118,281
100,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.89%, 4/1/2012	100,625
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	78,937
50,000		Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010	51,375
		TOTAL	349,218
		Environmental--0.9%
325,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	329,875
50,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	53,750
32,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	34,601
		TOTAL	418,226
		Financial Institutions--1.6%
100,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	98,000
225,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	207,550
175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	162,494
125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	120,625
200,000		Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	202,500
		TOTAL	791,169
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--4.3%
$250,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	$232,500
75,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	76,312
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 8.856%, 2/1/2015	101,000
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	199,000
50,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	50,125
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	75,937
100,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	97,250
200,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	188,000
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	195,500
100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	86,500
175,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	175,875
100,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	83,500
100,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	101,250
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	95,500
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	93,750
150,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	144,000
75,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	77,625
50,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	51,750
		TOTAL	2,125,374
		Gaming--3.9%
150,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	141,000
49,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	50,960
75,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	75,000
100,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	81,500
100,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 11.00%, 11/1/2012	101,000
50,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 15.50%, 11/1/2013	51,750
150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	152,250
75,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	74,906
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	236,250
75,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	77,250
50,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	50,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	$158,250
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	77,250
100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	101,500
75,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	75,750
50,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	49,187
150,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	156,750
175,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	172,813
		TOTAL	1,883,616
		Health Care--5.9%
75,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	80,063
175,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	165,812
100,000		Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017	94,750
75,000		Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	77,437
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	72,562
100,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	106,500
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	99,661
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	128,812
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	84,000
200,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	212,000
325,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	342,875
175,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	186,375
100,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	96,500
50,000		Psychiatric Solutions, Inc., Sr. Sub. Deb., 7.75%, 7/15/2015	51,125
100,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	102,250
125,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	125,625
50,000	[1,2]	Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015	50,375
150,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	147,000
150,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	147,750
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	49,625
250,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	250,625
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	50,250
149,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	140,805
		TOTAL	2,862,777
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--4.3%
$175,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$172,812
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	102,500
175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	173,250
100,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	104,750
50,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	51,000
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	52,562
100,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	102,250
175,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	184,625
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.605%, 4/1/2015	99,250
50,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	50,250
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	76,125
75,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	75,187
150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	147,375
50,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	46,750
75,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	78,000
100,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	96,625
99,590		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	106,561
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	73,969
75,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	76,500
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	40,750
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	74,437
100,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	100,500
		TOTAL	2,086,028
		Lodging--0.6%
50,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	50,625
150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	150,750
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	75,045
		TOTAL	276,420
		Media - Cable--1.4%
225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	230,063
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	256,250
150,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	163,500
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	48,500
		TOTAL	698,313
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--7.0%
$91,653		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	$93,028
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	75,375
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	97,000
125,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	131,250
200,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	190,500
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	102,250
150,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	151,125
225,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	243,000
350,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	289,625
175,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	178,500
75,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	72,188
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	168,875
100,000	[1,2]	Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015	96,250
175,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	183,750
100,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	97,000
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	97,250
75,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	70,875
75,000		R.H. Donnelly Corp, Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	70,875
225,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	226,125
50,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	50,250
119,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	127,479
225,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	201,656
175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	185,063
100,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	98,500
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	128,750
		TOTAL	3,426,539
		Metals & Mining--0.8%
100,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	90,750
75,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	66,375
125,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	137,188
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	96,500
		TOTAL	390,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--1.8%
$125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$124,063
175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	180,250
200,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	207,000
225,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	235,125
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	101,000
50,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	51,750
		TOTAL	899,188
		Paper--0.6%
125,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	131,875
150,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	162,750
		TOTAL	294,625
		Restaurants--0.4%
100,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	102,250
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 8.19438%, 3/15/2014	98,250
		TOTAL	200,500
		Retailers--2.6%
50,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	48,625
50,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.242%, 4/15/2013	49,125
150,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	114,750
175,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	178,063
175,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	167,563
125,000		General Nutrition Center, Company Guarantee, 10.009%, 3/15/2014	120,938
175,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	158,375
150,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	151,125
175,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	162,750
100,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	97,750
		TOTAL	1,249,064
		Services--0.8%
150,000		Ceridian Corp., 11.25%, 11/15/2015	148,875
125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	131,563
125,000		West Corp., Sr. Note, 9.50%, 10/15/2014	129,063
		TOTAL	409,501
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--3.6%
$175,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	$160,563
175,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	175,875
50,000		Deluxe Corp., 5.125%, 10/1/2014	42,750
50,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	49,750
225,000	[1,2]	First Data Corp., 9.875%, 9/24/2015	215,719
100,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	95,125
50,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	37,750
150,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	145,500
125,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	130,000
150,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	162,375
100,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	98,750
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.730%, 4/1/2012	51,389
125,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	128,125
175,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	183,313
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	105,006
		TOTAL	1,781,990
		Textile--0.1%
50,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	52,875
		Tobacco--0.3%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	164,940
		Transportation--0.9%
75,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	78,469
100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	103,500
100,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	108,000
75,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	74,250
50,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	50,000
		TOTAL	414,219
		Utility - Electric--3.8%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	50,513
200,000	[1,2]	Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	188,750
100,000	[1,2]	Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017	98,250
250,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	258,125
50,000		Energy Future Holdings Corp., 10.875%, 11/1/2017	50,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$83,894	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	$84,816
150,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	159,375
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	50,125
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	149,625
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	150,000
50,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	51,688
50,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	50,440
50,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	52,346
50,000		Northwestern Corp., Note, 5.875%, 11/1/2014	50,119
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	106,980
100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	97,311
50,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	51,703
150,000		Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	151,500
		TOTAL	1,852,479
		Utility - Natural Gas--3.3%
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	223,875
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	50,300
200,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	188,000
150,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	147,750
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	49,262
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	77,583
81,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	85,658
75,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	76,302
100,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	95,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	263,972
75,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	76,688
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	109,000
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	193,375
		TOTAL	1,636,765
		Wireless Communications--1.5%
75,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.980%, 1/1/2013	77,625
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	79,875
103,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	97,174
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	103,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireless Communications--continued
$75,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	$74,813
100,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	99,750
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	127,930
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	78,524
		TOTAL	738,691
		Wireline Communications--1.2%
400,000		Qwest Corp., Note, 8.875%, 3/15/2012	440,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	53,065
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	107,500
		TOTAL	600,565
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,540,527)	32,551,556
		COMMON STOCK--0.0%
		Industrial - Other--0.0%
3,538	[1,2,3]	Neenah Enterprises, Inc., Warrants (IDENTIFIED COST $0)	8,208
		MUTUAL FUNDS--33.8% [4]
2,058,978		High Yield Bond Portfolio	14,001,049
2,579,546	[5]	Prime Value Obligations Fund, Institutional Shares, 5.06%	2,579,546
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,522,231)	16,580,595
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $49,062,758) [6]	49,140,359
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(106,287)
		TOTAL NET ASSETS--100%	$49,034,072

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2007, these restricted securities amounted to $5,949,785, which represented 12.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2007, these liquid restricted securities amounted to $5,949,785, which represented 12.1% of total net assets.

3 Non-income producing security.

4 Affiliated companies.

5 7-Day net yield.

6 The cost of investments for federal tax purposes amounts to $49,114,300.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Total investments in securities, at value including $16,580,595 of investments in affiliated issuers (Note 5) (identified cost $49,062,758)		$49,140,359
Cash		78,157
Income receivable		732,871
Receivable for investments sold		125,200
Receivable for shares sold		214,838
TOTAL ASSETS		50,291,425
Liabilities:
Payable for investments purchased	$954,884
Payable for shares redeemed	111,343
Income distribution payable	150,979
Accrued expenses	40,147
TOTAL LIABILITIES		1,257,353
Net assets for 4,696,256 shares outstanding		$49,034,072
Net Assets Consist of:
Paid-in capital		$48,554,706
Net unrealized appreciation of investments		77,601
Accumulated net realized gain on investments		401,129
Undistributed net investment income		636
TOTAL NET ASSETS		$49,034,072
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($49,034,072 ÷ 4,696,256 shares outstanding), no par value, unlimited shares authorized		$10.44
Offering price per share		$10.44
Redemption proceeds per share (98.00/100 of $10.44) [1]		$10.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2007

Investment Income:
Interest			$2,494,184
Dividends (including $874,918 received from affiliated issuers) (Note 5)			939,239
TOTAL INCOME			3,433,423
Expenses:
Investment adviser fee (Note 5)		$165,462
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		6,464
Transfer and dividend disbursing agent fees and expenses		24,660
Directors'/Trustees' fees		3,734
Auditing fees		25,617
Legal fees		9,060
Portfolio accounting fees		67,605
Share registration costs		17,790
Printing and postage		14,052
Insurance premiums		6,134
Miscellaneous		2,391
TOTAL EXPENSES		492,969
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(165,462)
Waiver of administrative personnel and services fee	(24,585)
Reimbursement of other operating expenses	(94,145)
TOTAL WAIVERS AND REIMBURSEMENTS		(284,192)
Net expenses			208,777
Net investment income			3,224,646
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $144,671 on sales of investments in affiliated issuers) (Note 5)			484,363
Net change in unrealized appreciation of investments			(468,555)
Net realized and unrealized gain on investments			15,808
Change in net assets resulting from operations			$3,240,454

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,224,646	$1,898,774
Net realized gain on investments	484,363	163,411
Net change in unrealized appreciation/depreciation of investments	(468,555)	466,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,240,454	2,528,657
Distributions to Shareholders:
Distributions from net investment income	(3,271,805)	(1,946,412)
Distributions from net realized gain on investments	(118,353)	(776,109)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,390,158)	(2,722,521)
Share Transactions:
Proceeds from sale of shares	21,974,662	27,134,956
Net asset value of shares issued to shareholders in payment of distributions declared	1,845,328	896,949
Cost of shares redeemed	(13,998,285)	(8,028,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,821,705	20,003,847
Redemption Fees [1]	4,069	984
Change in net assets	9,676,070	19,810,967
Net Assets:
Beginning of period	39,358,002	19,547,035
End of period (including undistributed net investment income of $636 and $1,709, respectively)	$49,034,072	$39,358,002

1 Redemption fees for the year ended October 31, 2006 have been reclassified to permit comparison.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2007

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2007	2006
Shares sold	2,097,409	2,615,457
Shares issued to shareholders in payment of distributions declared	174,962	86,690
Shares redeemed	(1,331,652)	(773,326)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	940,719	1,928,821

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended October 31, 2007, the redemption fees amounted to $4,069. For the year ended October 31, 2006, the redemption fees amounted to $984.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended October 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$46,086	$(46,086)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$3,310,490	$2,194,774
Long-term capital gains	$79,668	$527,747

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$227,620
Undistributed long-term capital gains	$225,687
Net unrealized appreciation	$26,059

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities.

At October 31, 2007, the cost of investments for federal tax purposes was $49,114,300. The net unrealized appreciation of investments for federal tax purposes was $26,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $616,218 and net unrealized depreciation from investments for those securities having an excess of cost over value of $590,159.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2007, the Adviser voluntarily waived $164,984 of its fee and voluntarily reimbursed $94,145 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2007, the net fee paid to FAS was 0.303% of average daily net assets of the Fund. FAS waived $24,585 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.50% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2007, the Adviser reimbursed $478. Transactions with the affiliated companies during the year ended October 31, 2007 are as follows:

Affiliates	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2007	Value	Dividend Income
High Yield Bond Portfolio	1,867,254	1,343,277	1,151,553	2,058,978	$14,001,049	$847,465
Prime Value Obligations Fund, Institutional Shares, 5.06%	--	19,587,405	17,007,859	2,579,546	$ 2,579,546	$ 27,453
TOTAL OF AFFILIATED TRANSACTIONS	1,867,254	20,930,682	18,159,412	4,638,524	$16,580,595	$874,918

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2007, were as follows:

Purchases	$25,718,851
Sales	$17,732,495

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2007, there were no outstanding loans. During the year ended October 31, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of October 31, 2007, there were no outstanding loans. During the year ended October 31, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management has concluded the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2007, the amount of long-term capital gains designated by the Fund was $79,668.

For the fiscal year ended October 31, 2007, 2.34% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2007, 2.34% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 18, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: January 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Previous Positions: Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $69,200

                  Fiscal year ended 2006 - $66,850

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,858 and $0
      respectively.  Fiscal year ended 2007- Discussions related to accounting for swaps.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $166,528

            Fiscal year ended 2006 - $175,780

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007